SHARE BASED COMPENSATION - Stock Appreciation Rights - (Details) shares in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2019 EquityInstruments $ / shares shares	Dec. 31, 2018 EquityInstruments $ / shares shares
SHARE BASED COMPENSATION
Option term (expiration period)	7 years
Vesting period	3 years
Stock Appreciation Rights (SARs)
Number Of Outstanding Share Options [Abstract]
Outstanding, beginning of year | EquityInstruments	363	387
Granted | EquityInstruments	112	108
Exercised | EquityInstruments	(44)	(126)
Forfeited/expired | shares	(46)	(6)
Outstanding, end of year | EquityInstruments	385	363
Exercisable, end of year | EquityInstruments	223	170
Weighted average exercise price of share options ($ per share)
Weighted average exercise price Outstanding, beginning of year	$ 38.60	$ 36.38
Weighted average exercise price, Granted	42.95	43.09
Weighted average exercise price, Exercised	34.53	35.65
Weighted average exercise price, Forfeited/expired	42.85	38.36
Weighted average exercise price, Outstanding, end of year	39.83	38.60
Weighted average exercise price, Exercisable, end of year	$ 37.62	$ 36.57